TAXES (Details) - USD ($)		12 Months Ended
	May 01, 2016	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Reconciliation of statutory rate to effective tax rate
Value Added Tax rate (as a percent)	6.00%	6.00%
Surcharges on VAT payable (as a percent)	12.00%
Provision for income taxes		$ 76,264	$ 276,823	$ 716,816
Statutory income tax rate		25.00%	25.00%	25.00%
Rate differential		(12.60%)	15.80%
Permanent difference on non-deductible expenses		(0.10%)	0.10%	1.90%
Utilization of the VIE's Net Operating Loss ("NOL") from prior years			(1.70%)
Change in valuation allowance		(12.70%)
Effective tax rate		(0.40%)	39.20%	26.90%
Multi-Channel Advertising services
Reconciliation of statutory rate to effective tax rate
Culture construction fee surcharge (as a percent)	3.00%
Hong kong
Reconciliation of statutory rate to effective tax rate
Provision for income taxes		$ 0	$ 0	$ 0
Statutory income tax rate		16.50%